Other liabilities and tax payable - other liabilities by due date (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 5,940	€ 6,602
Due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	5,706	6,362
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	221	227
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	13	13
Total due after one year (non-current)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 234	€ 240